Accruals and Other Current Liabilities - Schedule of Account Payable, Accruals and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued and Other Current Liabilities [Abstract]
Other payables	$ 248,115	$ 290,555
Accrued expenses	436,919	379,185
Deposit Received	10,000	9,487
Total	$ 695,034	$ 679,227